Consolidated Balance Sheets (unaudited) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 3,909	$ 3,304
Restricted cash	50	50
Accounts receivable trade, net	1,597	1,287
Inventories	2,970	2,980
Other current assets	497	657
Total current assets	9,023	8,278
Fixed assets:
Vessels, net	193,539	199,840
Office equipment, net	24	40
Total fixed assets	193,563	199,880
Other assets:
Deferred charges	1,017	1,194
Other non-current assets	5	0
TOTAL ASSETS	203,608	209,352
Current liabilities:
Current portion of long-term debt, net of deferred finance costs	6,583	718
Current portion of convertible promissory notes	822	103
Trade accounts and other payables	4,777	5,979
Accrued liabilities	1,581	2,296
Deferred revenue	67	154
Total current liabilities	13,830	9,250
Non-current liabilities:
Long-term debt, net of current portion and deferred finance costs	170,625	176,787
Long-term portion of convertible promissory notes	0	31
Total liabilities	184,455	186,068
Commitments and contingencies
STOCKHOLDERS EQUITY
Preferred stock, $0.0001 par value; 25,000,000 shares authorized; none issued	0	0
Common stock, $0.0001 par value; 500,000,000 authorized shares as at September 30, 2016 and December 31, 2015; 20,694,410 and 19,522,413 shares issued and outstanding as at September 30, 2016 and December 31, 2015, respectively	2	2
Additional paid-in capital	350,720	337,121
Accumulated deficit	(331,569)	(313,839)
Total Stockholders' equity	19,153	23,284
TOTAL LIABILITIES AND STOCKHOLDERS EQUITY	$ 203,608	$ 209,352